Investments - Summary of investments by company (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Investments in associates accounted for using equity method	€ 6,609	€ 4,197	€ 3,242
Investments in joint ventures	979	1,987	1,594
Wizink Bank, S.A.
Investment [Line Items]
Investments in joint ventures		1,017
Union De Creditos Inmobiliarios SA EFC [Member]
Investment [Line Items]
Investments in joint ventures	202	207	177
Aegon Santander Seguros
Investment [Line Items]
Investments in joint ventures	163	186	197
SAM Investment Holdings Limited
Investment [Line Items]
Investments in joint ventures			525
Other joint venture companies
Investment [Line Items]
Investments in joint ventures	614	577	695
Project Quasar Investments 2017, S.L. [Member]
Investment [Line Items]
Investments in associates accounted for using equity method	1,701
Merlin Properties, SOCIMI, S.A.
Investment [Line Items]
Investments in associates accounted for using equity method	1,358	1,242	1,168
Metrovacesa, S.A.
Investment [Line Items]
Investments in associates accounted for using equity method	1,255
Zurich Santander Insurance America S.L.
Investment [Line Items]
Investments in associates accounted for using equity method	961	988	1,011
Testa Residencial, SOCIMI, S.A.
Investment [Line Items]
Investments in associates accounted for using equity method		651	307
Allianz Popular, S.L.
Investment [Line Items]
Investments in associates accounted for using equity method	431	438
Santander Insurance
Investment [Line Items]
Investments in associates accounted for using equity method	392	358	325
Other associated companies
Investment [Line Items]
Investments in associates accounted for using equity method	€ 511	€ 520	€ 431